Share based payment (Tables)	12 Months Ended
Mar. 31, 2021
Statement [Line Items]
Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes
The relevant terms of the ESOP schemes are as below:

Plans	2018 Stock Option Plan Modified (new plan)	2018 Stock Option Plan	2017 Stock Option Plan	2016 Stock Option Plan	2014 Stock Option Plan	2011 Stock Option Plan
Grant date	16 August 2019	Multiple	Multiple	Multiple	Multiple	Multiple
Vesting period	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of grant of options
Time linked vesting
: 50 % of grants will vest in 5 years as follows:

i) One year from the date of grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.

Remaining 50% will vest at the end of 5 years from the date of grant.

Time linked vesting:
50 % of grants will vest in 5 years as follows:

i) One year from the date of grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.

Remaining 50% will vest at the end of 5 years from the date of grant.

Time linked vesting:
5 years on quarterly basis effective from 1 December 2015 on completion of one year from the date of grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from 1 December 2017.

Performance linked vesting:
The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of grant (Vesting date) and thereafter on 31 March 2018 and 31 March 2019 or at a later date when the audited financial statements of the Company are available.
					Time linked vesting: 5 years on quarterly basis which shall commence one year after the date of grant of option	Time linked vesting: 5 years from the grant date
Exercise period	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price	INR 400	INR 400, INR 415 and INR 420	INR 340	INR 205	INR 100 and 131	INR 100
Expiry date	16 August 2029	24 April 2028 to 31 December 2030	10 April 2027 to 25 February 2028	30 September 2026	31 December 2022 to 01 January 2025	30 September 2021 to 31 December 2022
Settlement type	Equity settled	Equity settled	Equity settled	Equity settled	Equity settled	Equity settled
Number of options outstanding as at (in million):

31 March 2020	1	1	10	2	3	1
31 March 2021	1	1	9	1	2	1

Schedule of Movement of Options Outstanding under the share based payment schemes
The movement of options outstanding under the share-based payment schemes are summarised below:

	Number of options (in million)
Particulars	31 March 2021	31 March 2020	31 March 2019
Outstanding at the beginning of the year	18	19	21
Granted during the year	1	1	1
Forfeited during the year	(0)	(2)	(0)
Repurchase during the year	(3)	—	—
Exercised during the year	—	—	(3)

Outstanding at the end of the year	16	18	19

Exercisable at the end of the year	8	9	9

Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted
The following tables list the inputs to the models used for the years ended 31 March 2021, 2020 and 2019, respectively:

	For the year ended
Particulars	31 March 2021	31 March 2020	31 March 2019
Dividend yield (%)	3.4%	2.9%	1.5%
Expected volatility (%)	22%	23%	15%
Risk–free interest rate (%)	4.16% - 5.92%	6.53%	7.70% - 8.12%
Weighted average remaining contractual life of options granted during current period	9.44 years	9.37 years	9.47 years
Weighted average share price (in INR)	471	415	415
Weighted average fair value (in INR)	133.01	110.43	121.84

Summary of Detailed Information About Repurchase Of Vested Stock Options
The details of repurchase of vested stock options are as follows:

Particulars	Amount
Total consideration paid for repurchase of vested stock options (a)	681
Fair value of the vested stock options repurchased, measured at the repurchase date, recognised in equity* (b)	650
Excess consideration paid recognised in statement of profit or loss (a) - (b)	31

Summary of Expense Recognised For Employee Services Received during the Year
The expense recognised for employee services received during the year is shown in the following table:

	For the year ended
Particulars	31 March 2021	31 March 2020	31 March 2019
Expense arising from equity-settled share-based payment transactions	189	206	316
Expense arising from repurchases vested stock options	31	—	—
Expense arising from cash settled share based payments transactions	102	—	—

Total expense arising from share-based payment transactions*	322	206	316

Vested Stock Options At The Date of Repurchase [Member]
Statement [Line Items]
Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted
*
The fair value of vested stock options was estimated at the date of repurchase using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted using following inputs as at 31 July 2021.

Particulars	31 March 2021
Share price per share at measurement date	420
Expected volatility	22%
Dividend yield	3.40%
Risk-free interest rate	4.16% - 5.92%

Cash Settled Share Based Payments [Member]
Statement [Line Items]
Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted
The fair value of the cash settled share based payments was determined using the Black-Scholes model using the following inputs as at 31 March 2021:

Particulars	31 March 2021
Share price per share at measurement date	420
Expected volatility	22%
Dividend yield	3.40%
Risk-free interest rate	4.16% - 5.92%